Cover	May 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	ARES CAPITAL CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	814-00663
Entity Tax Identification Number	33-1089684
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	ARCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001287750
Amendment Flag	false
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY